File No. 33-_______

                     As filed with the SEC on June 4, 2002
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                 ------
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                                BANKNORTH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                           Pittsburgh, PA 15222-3779
                   (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, NW
                          Washington, D.C. 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of
  Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.


             It is proposed that this filing will become effective
                     on July 4, 2002 pursuant to Rule 488.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.






Banknorth Funds
Banknorth Large Cap Growth Fund
Banknorth Large Cap Value Fund


Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUNDS AVOID ADDITIONAL EXPENSE.

Banknorth Funds (the "Trust") will hold a special meeting of shareholders of Banknorth Large Cap Growth Fund (the "Growth Fund") and Banknorth Large Cap Value Fund (the "Value Fund") on August 9, 2002. It is important for you to vote on the issues described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issues.

The following is an introduction to the process and the proposals.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?
You may vote in person at the meeting or complete and return the enclosed proxy card. If you sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed Reorganizations of the Growth Fund and the Value Fund into Banknorth Large Cap Core Fund (the "Core Fund").

Why are the Reorganizations being proposed?
The Board of Trustees and investment adviser of the Trust believe that the Reorganizations are in the best interest of each of the Growth Fund and the Value Fund and their shareholders.

The Growth Fund, Value Fund and Core Fund share the same investment objective (long-term capital appreciation) and have similar investment policies and strategies. The Board believes that combining the three funds may offer greater investment flexibility and a larger asset base to help absorb operating costs.

How will the Reorganization affect my investment?
o     The investment objective will remain the same.
o The cash value of your investment will not change. You will receive Shares of the Core Fund with a total dollar value equal to the total dollar value of your Growth Fund and/or Value Fund shares.
o     The Reorganizations will be tax-free transactions.

Who do I call with questions about the Prospectus/Proxy Statement?
Call your Investment Professional or Banknorth Funds Shareholder Services at 1-888-247-4505.


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  After careful consideration, the Board of Trustees has unanimously approved
--------------------------------------------------------------------------------
   these proposals. The Board recommends that you read the enclosed materials carefully and vote for the proposals.

                                BANKNORTH FUNDS

                        Banknorth Large Cap Growth Fund
                         Banknorth Large Cap Value Fund


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD AUGUST 9, 2002


      TO SHAREHOLDERS OF BANKNORTH LARGE CAP GROWTH FUND AND BANKNORTH LARGE CAP VALUE FUND, PORTFOLIOS OF BANKNORTH FUNDS: A special meeting of the shareholders of Banknorth Large Cap Growth Fund (the "Growth Fund") and Banknorth Large Cap Value Fund (the "Value Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on August 9, 2002, for the following purposes:

1.    To approve or disapprove a proposed  Agreement and Plan of  Reorganization pursuant to which Banknorth Large Cap Core Fund (the "Core Fund") would acquire all of the assets of the Growth Fund in exchange for Shares of the Core Fund to be distributed pro rata by the Growth Fund to holders of its Shares, in complete liquidation and termination of the Growth Fund;

2.    To approve or disapprove a proposed  Agreement and Plan of  Reorganization pursuant to which the Core Fund would acquire all of the assets of the Value Fund in exchange for Shares of the Core Fund to be distributed pro rata by the Value Fund to holders of its Shares, in complete liquidation and termination of the Value Fund; and

3.    To transact  such other  business as may properly  come before the meeting or any adjournment thereof.



The Board of Trustees has fixed July 2, 2002 as the record date for determination of shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Trustees,




                                                John W. McGonigle
                                                Secretary


July 4, 2002


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YOU CAN HELP THE FUNDS  AVOID THE  NECESSITY  AND  EXPENSE OF SENDING  FOLLOW-UP
LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
--------------------------------------------------------------------------------


                                                                     Preliminary


                           PROSPECTUS/PROXY STATEMENT

                                  July 4, 2002

                          Acquisition of the assets of

                        BANKNORTH LARGE CAP GROWTH FUND
                                      AND
                         BANKNORTH LARGE CAP VALUE FUND
                         portfolios of Banknorth Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-341-7400

                        By and in exchange for Shares of

                         BANKNORTH LARGE CAP CORE FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-341-7400

      This Combined Prospectus/Proxy Statement describes the proposal for Banknorth Large Cap Growth Fund (the "Growth Fund") and Banknorth Large Cap Value Fund (the "Value Fund") to transfer all of their assets to Banknorth Large Cap Core Fund (the "Core Fund") (individually referred to as a "Fund" and collectively referred to as the "Funds"), in exchange for Shares of the Core Fund (each referred to as a "Reorganization" and collectively referred to as "Reorganizations"). If the Reorganizations are approved by shareholders, the Core Fund shares will be distributed pro rata by the Growth Fund and the Value Fund to their shareholders in complete liquidation and dissolution of the Growth Fund and the Value Fund. As a result of the Reorganizations, each owner of shares of the Growth Fund and the Value Fund will become the owner of Shares of the Core Fund having a total net asset value equal to the total net asset value of his or her holdings in the Growth Fund and Value Fund on the business day immediately preceding the date of the Reorganizations (the "Closing Date"). Shareholders of the Growth Fund and Value Fund will vote separately on whether to approve the Reorganization on behalf of their Fund. However, neither Reorganization will occur unless both are approved by shareholders.

      The investment objectives of the Growth Fund, the Value Fund and the Core Fund are to provide long-term capital appreciation. The Core Fund pursues its investment objective by investing in stocks of large-cap companies utilizing a blended style of investing by using both a growth-based or value-based strategy. The Growth Fund pursues its investment objective by investing primarily in growth-oriented stocks of large-cap companies. The Value Fund pursues its investment objective by investing primarily in value-oriented stocks of large-cap companies.

      For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives, Policies, Strategies and Principal
Risks." Information concerning Shares of the Core Fund, as compared to Shares of the Growth Fund and the Value Fund, is included in this Combined Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganizations -- Description of Core Fund Shares and Capitalization."

      This Combined Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Core Fund that a
prospective investor should know before voting.   This Combined
Prospectus/Proxy Statement is accompanied by the Funds' Semi-Annual Report dated February 28, 2002, which is unaudited and incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Core Fund dated October 31, 2001, as well as a Statement of Additional Information dated July 4, 2002 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by Banknorth Funds ("Trust") with the Securities and Exchange Commission and are incorporated herein by reference. Further information about the Core Fund's performance is contained in the Core Fund's Annual Report for its fiscal year ended August 31, 2001, which is incorporated herein by reference. Copies of these materials, Annual Reports and other information about the Core Fund may be obtained without charge by writing or by calling the Trust at the address and telephone number shown on the previous page.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      SHARES OF THE CORE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE CORE FUND ARE NOT FEDERALLY INSURED
BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  AN INVESTMENT IN THE CORE FUND
INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                        Page
 SUMMARY
   About the Proposed Reorganizations
   Comparative Fee Tables
   Comparison of Investment Objectives, Policies, Strategies and Principal Risks Comparison of Potential Risks and Rewards: Performance Information
   Purchase, Redemption and Exchange Procedures; Dividends and Distributions Service Fees, Advisory Fees and Expense Ratios
INFORMATION ABOUT THE REORGANIZATION
   Description of the Agreements and Plans of Reorganization
   Description of Core Fund Shares and Capitalization
   Federal Income Tax Consequences
   Comparative Information on Shareholder Rights and Obligations
INFORMATION ABOUT THE CORE FUND, THE GROWTH FUND
AND THE VALUE FUND
   About the Proxy Solicitation and the Meeting
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENT AND PLAN OF REORGANIZATION (Banknorth Large Cap Growth
Fund).......Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION (Banknorth Large Cap Value Fund)...Exhibit
B

                                    SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Funds, dated October 31, 2001, and each Agreement and Plan of Reorganization (the "Plans"). Copies of the Plans are attached to this Prospectus/Proxy Statement as Exhibits A and B.

About the Proposed Reorganizations

        The Board of Trustees (the "Board") of the Trust of which each of the Core, Growth and Value Funds is a series, has approved the Plans and voted to recommend approval of the Plans to shareholders of the Growth and Value Funds. Under the Plans, the Core Fund will acquire the assets of the Growth and Value Funds in exchange for shares of the Core Fund, which will then be distributed pro rata by the Growth and Value Funds to their shareholders. Following the Reorganizations, the Trust will take all steps required to effect the complete liquidation and dissolution of the Growth and Value Funds. As a result of the Reorganizations, each shareholder of the Growth and Value Funds will become the owner of the shares of the Core Fund having a total net asset value equal to the total net asset value of such shareholder's holdings in the Growth and Value Funds on the date of the Reorganizations. After the Reorganizations and the liquidation are completed, the Growth and Value Funds will cease to exist.
        As a condition to the Reorganizations, the Funds will receive an opinion of counsel that the Reorganizations will be considered tax-free "reorganizations" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Funds nor the shareholders of the Funds will recognize any gain or loss on the Reorganizations. Neither the tax basis of the Funds nor of the shareholders of the Funds will recognize any gain or loss on the Reorganizations. The tax basis of the Core Fund's shares received by shareholders of the Growth and Value Funds would be the same as the tax basis of their shares in the Growth and Value Funds.

        In considering each proposed Reorganization, the Board was advised by independent legal counsel as to its fiduciary duties under the 1940 Act with respect to each Fund, and the required determinations that must be made under the Investment Company Act of 1940, as amended (the "1940 Act") in connection with each Reorganization. After considering the relevant factors, the Board, on behalf of each Fund, found, as contemplated by Rule 17a-8(a), that participation in the applicable Reorganization (on the basis set forth in the applicable Plan) is in the best interests of each Fund and its shareholders, and that the interests of existing shareholders of each Fund will not be diluted as a result of such Reorganization.

        During its deliberations, the Board (with the advice and assistance of independent counsel) reviewed, among other things: (i) the terms and conditions of each Plan, including those provisions that were intended to avoid dilution of the interests of the Fund's shareholders; (ii) the potential effect of each Reorganization on the shareholders of each Fund; (iii) the investment advisory and other fees paid by the Core Fund, and the projected expense ratio of the Core Fund as compared to those of the Growth and Value Funds; (iv) the investment objectives, strategies, techniques, investment risks and limitations of the Growth and Value Funds and their relative compatibility with those of the Core Fund; (v) the potential economies of scale to be gained from combining the assets of each Fund into the Core Fund as a result of the underlying Reorganization; (vi) the anticipated tax consequences of each Reorganization for each Fund and its shareholders; (vii) the fact that the costs of each Reorganization would be borne by the Banknorth, N.A., and not the Funds;
(viii) the fact that shareholder services and other fees applicable to the shares of each Fund are identical; and (ix) the relative performance of each Fund.




Comparative Fee Tables

      Set forth in the tables below is information regarding the fees and expenses incurred by the Shares of the Growth Fund, Value Fund and Core Fund for the 12 months ended February 28, 2002, and pro forma fees for the Core Fund after giving effect to the Reorganizations.


FEES AND EXPENSES of the Funds' shares






                                   Core  Growth    Value    Combined
Shareholder Fees                   Fund  Fund      Fund     Large Cap
                                                            Core Fund
Fees Paid Directly From
Your Investment
Maximum Sales                   5.50%    5.50%     5.50%    5.50%
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)

Annual Fund Operating
Expenses (Before Waivers)
Expenses That are
Deducted From Fund
Assets (as
percentage of
projected  average
net assets)
Management Fee 1                0.75%    0.75%     0.75%    0.75%
Distribution (12b-1) Fee 2      0.25%    0.25%     0.25%    0.25%
Shareholder Services Fee 3      0.25%    0.25%     0.25%    0.25%
Other Expenses                  0.47%    0.45%     0.34%    0.28%
Total Annual Fund               1.72%    1.70%     1.59%    1.53%
Operating Expenses

Fee Waiver                      0.30%    0.30%     0.30%    0.30%
Net Expense                     1.42%    1.40%     1.29%    1.23%

------------------------------------------------------------------------------
1 Although not contractually obligated to do so, the adviser waived certain amounts for the Large Cap Core Fund and the Large Cap Growth Fund during the 12 months ended February 28, 2002. The administrator has contractually agreed to waive a portion of its administrative services fee through August 31, 2002. Effective September 1, 2002, the administrator may choose to discontinue this waiver. These waiver amounts are shown below along with the net expenses the Funds actually paid for the 12 months ended February 28, 2002.

Total Voluntary Waiver of Fund Expenses           0.01%                0.02%
    0.00%

Total Actual Annual Fund Operating Expenses       1.41%                1.38%
    1.29%
(After All Voluntary and Contractual Waivers)

2 The distributor has contractually agreed to waive the distribution (12b-1) fee for the period ending August 31, 2002.

3 The shareholder servicing agent has agreed to contractually waive a portion of the shareholder services fee. The shareholder services fee will be 0.20% for the period ending August 31, 2002.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


-------------------------- --------- -------
                                             Value    Combined
                           Core Fund Growth  Fund     Large Cap
                           --------- Fund             Core Fund

                           ---------



1 Year                     $686      $683    $674     $668
3 years                    $1,034    $1,027  $996     $979
5 Years                    $1,405    $1,394  $1,340   $1,311
10 Years                   $2,445    $2,423  $2,308   $2,248


--------------------------------------------------------------------------------



Comparison of Investment Objectives, Policies, Strategies and Principal Risks

        This section contains tables comparing the investment objectives, policies, strategies and the principal risks of investing in the Growth and Value Funds and the Core Fund. In addition to the policies and strategies set forth below, the Funds are subject to certain additional investment policies and limitations, described in their combined Prospectus and/or Statement of Additional Information. Reference is hereby made to the Prospectus and Statement of Additional Information, which sets forth in full the investment objectives, policies, strategies, limitations and risks of each Fund, all of which are incorporated herein by reference.

        The investment objectives of each of the Funds are identical. In seeking its objective, the Core Fund employs a blended style of investing, utilizing both growth-based and value-based strategies, with currently more emphasis on the growth-based strategy. The material differences between the Growth Fund and the Core Fund stem from the fact that the Growth Fund pursues its objective by investing primarily in growth-oriented stocks of large-cap companies. Similarly, the material differences between the Value Fund and the Core Fund stem from the fact that the Value Fund pursues its objective by investing primarily in value-oriented stocks of large-cap companies. Both the Growth Fund and the Value Fund are subject to risks related to their investment strategies. Thus, as discussed below, the Growth Fund is subject to "Risks Related to Investing for Growth," while the Value Fund is subject to "Risks Related to Investing for Value." The Core Fund is subject to both types of risks. Each Fund is also subject to "Stock Market Risks," "Sector Risks," and "Liquidity Risks."


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                                      Growth Fund
Core Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Investment Objective:                 Investment Objective:
Long-term capital appreciation.       Long-term capital appreciation.
Principal Investments:                Principal Investments:
The Fund pursues its goal by          The Fund pursues its goal by
investing in stocks of large-cap      investing in growth-oriented stocks
companies utilizing a blended style   of large-cap companies. The
of investing by using both            investment adviser currently
growth-based and value-based          defines as "large-cap" those
strategies.  The investment adviser   companies with a market
currently defines as "large-cap"      capitalization of $10 billion or
those companies with a market         more.
capitalization of $10 billion or
more.
-------------------------------------


Investment Strategy:                  Investment Strategy:

It is expected that the Fund will     The adviser focuses on companies
have the overall portfolio            which are industry leaders and
characteristics that define is as     which have strong balance sheets.
"large cap core," which is an         The adviser selects stocks of
investment style that has elements    companies which have growth
of both growth and value investing.   characteristics, such as
However, the adviser will typically   above-average earnings growth
favor a company's growth              potential. The adviser also seeks
characteristics over its value        to identify companies which are
characteristics.                      experiencing significant changes,
                                      such as new products, services, or
The adviser selects economic sectors  methods of distribution, or overall
and industries with a potential for   business restructuring. In
above average growth for a five-year addition, the adviser seeks to find or more period. The adviser seeks to companies that are expected to
identify companies that offer         benefit from major secular changes
secular growth driven by factors      occurring in society, politics
such as technological changes and     and/or economics. Stocks in the
demographics and avoid industries     Fund's portfolio will typically
subject to heavy governmental         have above-average
regulation or dependence on           price-to-earnings ratios and
commodity pricing for growth. The     dividend yields that are lower than
adviser uses fundamental research to the overall market. Under normal identify companies with histories of circumstances, the Fund will invest
sustained profitability and           at least 80% of its net assets plus
leadership within their respective    the amount of any borrowings for
industries. The primary focus is on   investment purposes in equity
the core earnings power of the        securities.
company and the ability to provide
above-average growth in revenues,
earnings and cash flows for a
multi-year period. Under normal
circumstances, the Fund will invest
at least 80% of the value of its
assets plus the amount of any
borrowings for investment purposes
in equity investments.
























---------------------------------------------------------------------------
---------------------------------------------------------------------------
Core Fund                             Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Principal Risks:                      Principal Risks:

The Core Fund is subject to the       The Growth Fund is subject to the
following principal risk and is also  following principal risks:
subject to Stock Market Risks, Risks
Related to Investing for Growth,      STOCK MARKET RISKS. The value of
Liquidity Risks and Sector Risks      equity securities in the Fund's
identical to those of the Growth      portfolio will rise and fall. These
Fund:                                 fluctuations could be a sustained
                                      trend or a short-term movement. The
RISKS RELATED TO INVESTING FOR        Fund's portfolio will reflect
VALUE. Due to their relatively low    changes in prices of individual
valuations, value stocks are          portfolio stocks or general changes
typically less volatile than growth   in stock valuations. Consequently,
stocks. For instance, the price of a the Fund's share price may decline. value stock may experience a smaller
increase on a forecast of higher      The adviser attempts to manage
earnings, a positive fundamental      market risk by limiting the amount
development, or positive market       the Fund invests in each company's
development. Further, value stocks    equity securities. However,
tend to have higher dividends than    diversification will not protect
growth stocks. This means they        the Fund against widespread or
depend less on price changes for      prolonged declines in the stock
returns and may lag behind growth     market.
stocks in an up market.
                                      RISKS RELATED TO INVESTING FOR
                                      GROWTH.

                                      Due to their relatively high
                                      valuations, growth stocks are
                                      typically more volatile than value
                                      stocks. For instance, the price of
                                      a growth stock may experience a
                                      larger decline on a forecast of
                                      lower earnings, a negative
                                      fundamental development, or an
                                      adverse market development.
                                      Further, growth stocks may not pay
                                      dividends or may pay lower
                                      dividends than value stocks. This
                                      means they depend more on price
                                      changes for returns and may be more
                                      adversely affected in a down market
                                      compared to value stocks that pay
                                      higher dividends.

                                      LIQUIDITY RISKS.  Trading
                                      opportunities are more limited for
                                      securities that are not widely
                                      held. This may make it more
                                      difficult to sell or buy a security
                                      at a favorable price or time.
                                      Consequently, the Fund may have to
                                      accept a lower price to sell a
                                      security, sell other securities to
                                      raise cash or give up an investment
                                      opportunity, any of which could
                                      have a negative effect on the
                                      Fund's performance. Infrequent
                                      trading of securities may also lead
                                      to an increase in their price
                                      volatility.

                                      Liquidity risk also refers to the
                                      possibility that the Fund may not
                                      be able to sell a security (or
                                      close out a derivative contract)
                                      when it wants to. If this happens,
                                      the Fund will be required to
                                      continue to hold the security (or
                                      keep the position open), and the
                                      Fund could incur losses.

                                      SECTOR RISKS. A substantial part of
                                      the Fund's portfolio may be
                                      comprised of securities issued or
                                      credit enhanced by companies in
                                      similar businesses, by issuers
                                      located in the same state, or with
                                      other similar characteristics. As a
                                      result, the Fund will be more
                                      susceptible to any economic,
                                      business, political  or other
                                      developments which generally affect
                                      these issuers.


---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                      Value Fund
Core Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Investment Objective:                 Investment Objective:
Long-term capital appreciation.       Long-term capital appreciation.
Principal Investments:                Principal Investments:
The Fund pursues its goal by          The Fund pursues its goal by
investing in stocks of large-cap      investing in value-oriented stocks
companies utilizing a blended style   of large-cap companies. The
of investing by using both            investment adviser currently
growth-based and value-based          defines as "large-cap" those
strategies.  The investment adviser   companies with a market
currently defines as "large-cap"      capitalization of $10 billion or
those companies with a market         more.
capitalization of $10 billion or
more.


Investment Strategy:                  Investment Strategy:

It is expected that the Fund will     The adviser's valuation model seeks
have the overall portfolio            to identify companies that are
characteristics that define is as     considered undervalued. These
"large cap core," which is an         companies are further screened to
investment style that has elements    identify which are industry leaders
of both growth and value investing.   with strong balance sheets and good
However, the adviser will typically   growth potential relative to their
favor a company's growth              valuation. This value approach
characteristics over its value        seeks companies whose stock prices
characteristics.                      do not appear to reflect their
                                      underlying value as measured by
The adviser selects economic sectors  assets, earnings, cash flow,
and industries with a potential for   business franchises, or other
above average growth for a five-year  quantitative or qualitative or more period. The adviser seeks to  measurements. Value stocks may be
identify companies that offer         out of favor with or misunderstood
secular growth driven by factors      by investors for a variety of
such as technological changes and     reasons, but are considered by the
demographics and avoid industries     adviser to have inherent value or
subject to heavy governmental         future prospects that are not
regulation or dependence on           currently reflected in their stock
commodity pricing for growth. The     price. Stocks in the Fund's
adviser uses fundamental research to portfolio will typically have identify companies with histories of below-average price-to-earning
sustained profitability and           ratios and dividend yields that are
leadership within their respective    generally higher than the overall
industries. The primary focus is on   market.   Under normal
the core earnings power of the        circumstances, the Fund will invest
company and the ability to provide    at least 80% of the value of its
above-average growth in revenues,     net assets plus the amount of any
earnings and cash flows for a         borrowings for investment purposes
multi-year period. Under normal       in equity investments.
circumstances, the Fund will invest
at least 80% of the value of its
assets plus the amount of any
borrowings for investment purposes
in equity investments.


























---------------------------------------------------------------------------
---------------------------------------------------------------------------
Core Fund                             Value Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Principal Risks:                      Principal Risks:

The Core Fund is subject to the       The Value Fund is subject to the
following principal risk and is also  following principal risks:
subject to Stock Market Risks, Risks
Related to Investing for Value,       STOCK MARKET RISKS. The value of
Liquidity Risks and Sector Risks      equity securities in the Fund's
identical to those of the Value Fund: portfolio will rise and fall. These fluctuations could be a sustained
RISKS RELATED TO INVESTING FOR        trend or a short-term movement. The
GROWTH.                               Fund's portfolio will reflect
                                      changes in prices of individual
Due to their relatively high          portfolio stocks or general changes
valuations, growth stocks are         in stock valuations. Consequently,
typically more volatile than value    the Fund's share price may decline.
stocks. For instance, the price of a
growth stock may experience a larger  The adviser attempts to manage
decline on a forecast of lower        market risk by limiting the amount
earnings, a negative fundamental      the Fund invests in each company's
development, or an adverse market     equity securities. However,
development. Further, growth stocks   diversification will not protect
may not pay dividends or may pay      the Fund against widespread or
lower dividends than value stocks.    prolonged declines in the stock
This means they depend more on price  market.
changes for returns and may be more
adversely affected in a down market   RISKS RELATED TO INVESTING FOR
compared to value stocks that pay     VALUE.
higher dividends.
                                      Due to their relatively low
                                      valuations, value stocks are
                                      typically less volatile than growth
                                      stocks. For instance, the price of
                                      a value stock may experience a
                                      smaller increase on a forecast of
                                      higher earnings, a positive
                                      fundamental development, or
                                      positive market development.
                                      Further, value stocks tend to have
                                      higher dividends than growth
                                      stocks. This means they depend less
                                      on price changes for returns and
                                      may lag behind growth stocks in an
                                      up market.

                                      LIQUIDITY RISKS.  Trading
                                      opportunities are more limited for
                                      securities that are not widely
                                      held. This may make it more
                                      difficult to sell or buy a security
                                      at a favorable price or time.
                                      Consequently, the Fund may have to
                                      accept a lower price to sell a
                                      security, sell other securities to
                                      raise cash or give up an investment
                                      opportunity, any of which could
                                      have a negative effect on the
                                      Fund's performance. Infrequent
                                      trading of securities may also lead
                                      to an increase in their price
                                      volatility.

                                      Liquidity risk also refers to the
                                      possibility that the Fund may not
                                      be able to sell a security (or
                                      close out a derivative contract)
                                      when it wants to. If this happens,
                                      the Fund will be required to
                                      continue to hold the security (or
                                      keep the position open), and the
                                      Fund could incur losses.

                                      SECTOR RISKS. A substantial part of
                                      the Fund's portfolio may be
                                      comprised of securities issued or
                                      credit enhanced by companies in
                                      similar businesses, by issuers
                                      located in the same state, or with
                                      other similar characteristics. As a
                                      result, the Fund will be more
                                      susceptible to any economic,
                                      business, political  or other
                                      developments which generally affect
                                      these issuers.


---------------------------------------------------------------------------



Comparison of Potential Risks and Rewards: Performance Information


      The bar charts and tables below compare the potential risks and rewards of investing in the Growth Fund, the Value Fund and the Core Fund. The bar charts provide an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year on a calendar year-end basis. The tables show how each Fund's average annual total returns for the one year, five years and since inception periods compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.


The Funds are sold subject to a sales charge. The total returns displayed do not reflect the payment of any sales charges. If these sales charges had been included, the returns shown would be lower.


Keep in mind that past performance does not indicate future results.


RISK/RETURN BAR CHARTS


Growth Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end of two years.

The "y" axis reflects the "% Total Return" beginning with -20.00% and increasing in increments of 10.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's Shares start of business through the calendar year ended December 31, 2001. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 2000 and 2001. The percentages noted are:
(12.93)% and (17.84)%.

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The total return for the Growth Fund for the three-month period from January 1, 2002 to March 31, 2002 was 0.15%.



Value Fund


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end of ten years.

The "y" axis reflects the "% Total Return" beginning with -20.00% and increasing in increments of 10.00% up to 30.00%.

The  "x"  axis  represents   calculation  periods  for  the  last  ten
calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 9.64%, 16.65%, (0.60)%, 25.94%, 22.49%,
25.72%, 20.84%, (3.38)%, (3.39)% and (15.32)%.

The bar chart shows the variablility of the Fund's shares total returns on a calendar year-end basis. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The total return for the Value Fund for the three-month period from January 1, 2002 to March 31, 2002 was 3.58%.



Core Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end of four years.

The "y" axis reflects the "% Total Return" beginning with -20.00% and increasing in increments of 10.00% up to 40.00%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's Shares start of business through the calendar year ended December 31, 2001. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2001. The percentages noted are: 36.15%, 19.45%, (3.07)% and (11.44)%.

The bar chart shows the variablility of the Fund's shares total returns on a calendar year-end basis. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The total return for the Core Fund for the three-month period from January 1, 2002 to March 31, 2002 was 4.41%.




Average Annual Total Return Tables


      The following tables represent each Fund's Average Annual Total Returns for the calendar year ended December 31, 2001. Each of the returns shown reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the Reorganizations of the Growth Fund and Value Fund into the Core Fund. If the returns shown below did not reflect applicable sales charges, the returns would have been higher. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown.


      The tables also show each Fund's total returns averaged over a period of years relative to one or more broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.





      Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
















-----------------------------------------------------------
    As of      Growth      Growth    Growth     S & P 500
 December 31,    Fund       Fund        Fund      Index
     2001      (Return     (Return   (Return
               Before       After    After
                Taxes)    Taxes on   Taxes on
                         DistributionDistributions
                                     and Sale
                                     of Fund
                                     Shares)*
-----------------------------------------------------------
-----------------------------------------------------------
1 Year         (22.40)%  (22.40)%    (13.64)%   (11.87)%
-----------------------------------------------------------
-----------------------------------------------------------
Start of       (5.41)%   (5.45)%     (4.28)%    (3.55)%
Performance**
-----------------------------------------------------------

-------------------------------------------------------------------
    As of      Value        Value     Value     S& P     Wilshire
 December 31,    Fund        Fund       Fund    500      Target
     2001      (Return     (Return    (Return   Barra    Large
               Before    After Taxes  After     Value    Company
                Taxes)        on      Taxes on   Index   Value
                         DistributionsDistributions        Index
                                      and Sale
                                      of Fund
                                      Shares)*
-------------------------------------------------------------------
-------------------------------------------------------------------
1 Year         (19.98)%  (21.99)%     (10.58)%  (11.69)% (1.44)%
-------------------------------------------------------------------
-------------------------------------------------------------------
5 Years        2.56%     2.00%        2.02%     9.49%    8.05%
-------------------------------------------------------------------
-------------------------------------------------------------------
10 Years       8.34%     8.05%        7.05%     13.10%   12.06%
-------------------------------------------------------------------

-----------------------------------------------------------
    As of      Core          Core      Core Fund  S & P
 December 31,    Fund        Fund     (Return     500
     2001      (Return     (Return    After        Index
               Before    After Taxes  Taxes on
                Taxes)        on      Distributions
                         Distributionsand Sale
                                      of Fund
                                      Shares)*
-----------------------------------------------------------
-----------------------------------------------------------
1 Year         (16.29)%  (16.30)%     (9.91)%     (11.87)%
-----------------------------------------------------------
-----------------------------------------------------------
Start of       7.45%     5.80%        6.12%       5.78%
Performance**
-----------------------------------------------------------

*After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
**The Growth Fund's start of performance date was May 31, 1999; the Core Fund's start of performance date was December 17, 1997.


Listed below are the highest and lowest quarterly returns for the Growth Fund, Value Fund and Core Fund for the periods shown in the bar chart above.

---------------------------------------------------------------------------
Fund Name                    Highest Quarterly     Lowest Quarterly Return
                             Return
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Growth Fund                  11.73% (quarter       (17.14)%, (quarter
                             ended December 31,    ended     September
                             2001)                 30, 2001)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Value Fund                   18.78% (quarter       (14.24)% (quarter
                             ended December 31,    ended      September
                             1998)                 30, 2001)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Core Fund                    26.07% (quarter       (13.76)% (quarter
                             ended December 31,    ended      September
                             1998)                 30, 2001)
---------------------------------------------------------------------------


Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

      Procedures for the purchase, redemption and exchange of Shares of the Core Fund are identical to procedures applicable to the purchase, redemption and exchange of Shares of the Growth Fund and the Value Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the Funds' Combined Prospectus. Any questions may be directed to the Funds at 1-888-247-4505.



Service Fees, Advisory Fees and Expense Ratios

      The service providers and applicable service fees for all Funds are identical. The maximum annual investment advisory fee for the Growth Fund, Value Fund and Core Fund is 0.75% of average daily net assets. The Funds' investment adviser is Banknorth Investment Advisors (the "Adviser").

      For the 12 months ended February 28, 2002, the Core Fund's ratio of expenses to average daily net assets was 1.41%. For the 12 months ended February 28, 2002, the Growth Fund's and the Value Fund's projected ratio of expenses to average daily net assets was 1.38% and 1.29%, respectively.

      Each of the Funds has the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets is 0.25%. The Funds' distributor has agreed contractually to waive the Rule 12b-1 fee on all Funds for the period ending August 31, 2002. Each Fund also has the ability to pay a shareholder services fee at a maximum rate of 0.25% of average daily net assets. The shareholder servicing agent has agreed contractually to waive a portion of the shareholder services fee. The shareholder services fee will be 0.20% for the period ending August 31, 2002. Although not contractually obligated to do so, the adviser waived certain amounts for the Core Fund and the Growth Fund during the 12 months ended February 28, 2002. The administrator has contractually agreed to waive a portion of its administrative services fee through August 31, 2002. Effective September 1, 2002, the administrator may choose to discontinue this waiver.

      Absent the waivers of the Rule 12b-1 fee and the Shareholder Services fee, the ratio of expenses to average daily net assets would have been 1.70% for the Growth Fund, 1.59% for the Value Fund and 1.72% for the Core Fund.


                      INFORMATION ABOUT THE REORGANIZATION

Description of the Agreements and Plans of Reorganization

      The Plans provide that on or about the Closing Date (presently expected to be on or about August 12, 2002), the Core Fund will acquire all of the assets of the Growth Fund and the Value Fund in exchange for Shares of the Core Fund to be distributed pro rata by the Growth Fund and Value Fund to holders of their shares in complete liquidation and termination of the Growth Fund and the Value Fund. Shareholders of the Growth Fund and the Value Fund will become shareholders of the Core Fund as of 9:00 a.m. (Eastern time) on the Closing Date and will begin accruing dividends on that day. Shares of the Core Fund received by Growth Fund and Value Fund shareholders as part of the Reorganizations will not be subject to a sales load.

      Consummation of each Reorganization is subject to the conditions set forth in the applicable Plan, including receipt of an opinion in form and substance satisfactory to the Trust, as described under the caption "Federal Income Tax Consequences" below. The Plans may be terminated and the Reorganizations may be abandoned at any time before or after approval by shareholders prior to the Closing Date by the Trust if it believes that consummation of the Reorganizations would not be in the best interests of the shareholders of the Funds.

      If the shareholders of either the Growth Fund or the Value Fund do not approve the applicable Reorganization, neither Reorganization will occur.

      The Adviser will bear the expenses related to the Reorganizations. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the shareholders of the Growth Fund and the Value Fund and the costs of holding the Special Meeting of Shareholders.

      The foregoing brief summary of the Plans entered into between the Core Fund and the Growth Fund and the Core Fund and the Value Fund is qualified in its entirety by the terms and provisions of each Plan, copies of which are attached hereto as Exhibits A and B and incorporated herein by reference.


Description of Core Fund Shares and Capitalization

      Shares of the Core Fund to be issued to shareholders of the Growth Fund and the Value Fund under the applicable Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Combined Prospectus of the Funds for additional information about Shares of the Core Fund.

      The following table sets forth the unaudited capitalization of the Core Fund, the Growth Fund and the Value Fund, and indicates the pro forma combined capitalization as of February 28, 2002 as if the Reorganization had occurred on that date.

--------------------------------------------------------
           Growth   Value Fund   Core Fund   Pro Forma
             Fund                            Combined
--------------------------------------------------------
--------------------------------------------------------
Net Assets $35,126,8$61,425,524 $52,804,723 $149,357,088
--------------------------------------------------------
--------------------------------------------------------
Net Asset  $6.58    $7.56       $9.14       $9.14
Value Per
Share
--------------------------------------------------------
--------------------------------------------------------
Shares     5,335,4328,119,824   5,780,416   16,344,132*
Outstanding
--------------------------------------------------------
--------------------------------------------------------
Shares     UnlimitedUnlimited   Unlimited   Unlimited
authorized
--------------------------------------------------------
*Reflects the reduction of (1,492,233) shares of the Growth Fund and (1,399,307) shares of the Value Fund in a tax free exchange of net assets of $35,126,841 and $61,425,524, respectively.
See Notes to Pro Forma Financial Statements.

Federal Income Tax Consequences

      As a condition to each Reorganization, the Trust will receive an opinion of counsel to the Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and the applicable Funds will each be a "party to a reorganization" within the meaning of section 368(a)(1)(C) of the Code;

o no gain or loss will be recognized by the Core Fund upon its receipt of the assets of the applicable Fund in exchange for Core Fund shares;

o no gain or loss will be recognized by the applicable Fund upon transfer of their assets to the Core Fund in exchange for Core Fund shares or upon the distribution of the Core Fund shares to the shareholders of the applicable Fund in exchange for their shares;

o no gain or loss will be recognized by shareholders of the applicable Fund upon exchange of their shares for Core Fund shares;

o the tax basis of the assets of the applicable Fund acquired by the Core Fund will be the same as the tax basis of such assets to the applicable Fund immediately prior to the Reorganization;

o the tax basis of shares of the Core Fund received by each shareholder of the applicable Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the applicable Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the applicable Fund assets in the hands of the Core Fund will include the period during which those assets were held by the applicable Fund; and

o the holding period of Core Fund shares received by each shareholder of the applicable Fund pursuant to the Plan will include the period during which the applicable Fund shares exchanged therefore were held by such shareholder, provided the applicable Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the applicable Funds or their shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Growth Fund and Value Fund should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Comparative Information on Shareholder Rights and Obligations

      The Trust is organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated July 7, 2000 under the laws of the State of Delaware. The rights of shareholders of the Growth Fund, Value Fund and Core Fund are identical and are set forth in the Agreement and Declaration
of Trust.   Shareholders of the Funds are entitled to at least 7 days' notice of any meeting.

      INFORMATION ABOUT THE CORE FUND, THE GROWTH FUND AND THE VALUE FUND


      Information about the Trust and each of the Funds is contained in the Funds' current Combined Prospectus. A copy of the Combined Prospectus is incorporated by reference herein. Additional information about the Trust and the Funds is included in the Funds' Combined Statement of Additional Information dated October 31, 2001, which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated July 4, 2002, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-888-247-4505 or by writing to the Trust at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. The Funds are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Trust can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington D.C. 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 14th Floor, 75 Park Place, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

      This Combined Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Core Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Core Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.



               THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
                              SHAREHOLDERS APPROVE
                   THE AGREEMENTS AND PLANS OF REORGANIZATION


About the Proxy Solicitation and the Meeting

      Proxies are being solicited by the Board on behalf of its portfolios, the Growth Fund and the Value Fund. The proxies will be voted at the special meeting of shareholders of the Trust to be held on August 9, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Trust or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Trust may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Combined Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about July 12, 2002, to shareholders of record at the close of business on July 2, 2002 (the "Record Date").
      The Funds' annual report, which includes audited financial statements for its fiscal year ended August 31, 2001, was previously mailed to shareholders. The Funds' semi-annual report, which contains unaudited financial statements for the periods ended February 28, 2002, accompanies this Combined Prospectus/Proxy Statement. The Trust will promptly provide, without charge and upon request, to each person to whom this Combined Prospectus/Proxy
Statement is delivered, a copy of the Funds' annual report. Requests for the annual report for the Core Fund, Growth Fund and Value Fund may be made by writing to the Trust's principal executive offices or by calling the Trust. The Trust's principal executive offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. The Trust's toll-free telephone number is 1-888-247-4505.



Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Growth Fund and the Value Fund is entitled to one vote on the applicable Reorganization. Fractional shares are entitled to proportionate shares of one vote. Each Reorganization must be approved by a majority of the outstanding voting shares of Growth Fund and the Value Fund. Under both the 1940 Act and the Agreement and Declaration of Trust, the favorable vote of a "majority of outstanding voting shares" means:
(a) the holders of 67% or more of the outstanding voting securities present at the Special Meeting, if the holders of 50% or more of the outstanding voting securities of the applicable Fund are present or represented by proxy; or (b) the vote of the holders of more than 50% of the outstanding voting securities, whichever is less.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of 33 and 1/3 percent (33 1/3%) of the total number of outstanding shares of each of the Growth Fund and the Value Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on each proposal.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present for either the Growth or Value Fund, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting with respect to that Fund to a later date. In the event that a quorum is present for either the Growth or Value Fund but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting with respect to that Fund to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Combined Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

Officers and Trustees of the Trust own less than 1% of each of the Core Fund's, the Growth Fund's and the Value Fund's outstanding shares.


At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of the Growth Fund:







At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of the Value Fund:





At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of the Core Fund:




          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Trust is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Banknorth Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Trust.

--------------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE
                                 UNITED STATES.
--------------------------------------------------------------------------------

                                              By Order of the Board of Trustees,



                                                               John W. McGonigle
                                                                       Secretary
July 4, 2002

                                                Exhibit A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated ________, 2002 (the "Agreement"), between Banknorth Funds, a Massachusetts business trust ("Banknorth Funds"), on behalf of its portfolio, Banknorth Large Cap Core Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Banknorth Funds, on behalf of its portfolio Banknorth Large Cap Growth Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Trustees of Banknorth Funds (the "Trustees") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

            (a)   Subject  to the terms and  conditions  set forth  herein,  the
Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Banknorth Funds, having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Banknorth Funds shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Banknorth Funds and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Banknorth Funds transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

            (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at Forum Trust LLC, Banknorth Funds', custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

            (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

            (d) The Acquired Fund agrees to discharge at or before the Exchange Date, all its liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement.

            (e) The Exchange Date shall be___________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      2.    Representations  and  Warranties of the Acquired  Fund. The Acquired
            -------------------------------------------------------
Fund represents and warrants for the benefit of the Acquiring Fund as follows:

            (a) This Agreement has been duly authorized, executed and delivered by Banknorth Funds and is valid and binding on the Acquired Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Banknorth Funds' Declaration of Trust or By-Laws or any agreement or arrangement to which the Acquired Fund is a part or by which it is bound;

            (b) Banknorth Funds is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is a duly established and designated series of Banknorth Funds;

            (c) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

            (d) On the Exchange Date, Banknorth Funds will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

      3.    Representations   and   Warranties  of  the  Acquiring   Fund.   The
            -------------------------------------------------------------
      Acquiring  Fund  represents  and  warrants for the benefit of the Acquired
      Fund, as follows:

            (a) This Agreement has been duly authorized, executed and delivered by Banknorth Funds and is valid and binding on the Acquiring Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Banknorth Funds' Declaration of Trust or By-Laws or any agreement or arrangement to which the Acquiring Fund is a part or by which it is bound;

              (b) Banknorth Funds is duly  registered as an open-end  management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is a duly established and designated series of Banknorth Funds;

            (c) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

            (d) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4.    Acquiring   Fund's   Conditions   Precedent.   The   obligations  of
            -------------------------------------------
Banknorth Funds hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

            (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

            (b) As of the Exchange Date, all representations and warranties made in this Agreement on behalf of the Acquired Fund shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Declaration of Trust and By-Laws of Banknorth Funds

            (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before August 31, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before August 31, 2001 and in the period from said date to and including the Exchange Date.



      5. Acquired Fund's Conditions Precedent. The obligations of Banknorth Funds hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    Mutual Conditions  Precedent.  The obligations of both the Acquiring
            ----------------------------
Fund and the Acquired Fund hereunder shall be subject to the following conditions:
            (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

(b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code.

(c) At or before the Exchange Date, Banknorth Funds shall have received an Exemptive Order from the Securities and Exchange Commission (the "Commission") pursuant to Section 17(b) of the 1940 Act exempting the transactions contemplated hereby from Section 17(a) of the 1940 Act.

(d) At or before the Exchange Date, a registration statement on Form N-14 relating the Acquiring Fund shall have become effective with the Commission.

      Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

      7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Trustees at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Trustees, make proceeding with this Agreement inadvisable.

      If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Banknorth Funds, in respect of this Agreement.

      8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Trustees, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Trustees, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

      9.    No  Survival of  Representations.  None of the  representations  and
            --------------------------------
warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

      12.   Counterparts.  This Agreement may be executed in counterparts,  each
            ------------
of which, when executed and delivered, shall be deemed to be an original.

      IN WITNESS WHEREOF, Banknorth Funds has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.


                                    BANKNORTH FUNDS
                                    on behalf of its portfolio,
                                    Banknorth Large Cap Core Fund




                                    John W. McGonigle, Secretary


                                    BANKNORTH FUNDS
                                    on behalf of its portfolio,
                                    Banknorth Large Cap Growth Fund




                                     John W. McGonigle, Secretary
                                                                       Exhibit B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated ________, 2002 (the "Agreement"), between Banknorth Funds, a Massachusetts business trust ("Banknorth Funds"), on behalf of its portfolio, Banknorth Large Cap Core Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Banknorth Funds, on behalf of its portfolio Banknorth Large Cap Value Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Trustees of Banknorth Funds (the "Trustees") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

            (a)   Subject  to the terms and  conditions  set forth  herein,  the
Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Banknorth Funds, having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Banknorth Funds shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Banknorth Funds and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Banknorth Funds transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

              (b) Delivery of the assets of the Acquired Fund to be  transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at Forum Trust LLC, Banknorth Funds',
                  custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

            (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

            (d) The Acquired Fund agrees to discharge at or before the Exchange Date, all its liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement.

            (e) The Exchange Date shall be___________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      2.    Representations  and  Warranties of the Acquired  Fund. The Acquired
            -------------------------------------------------------
Fund represents and warrants for the benefit of the Acquiring Fund as follows:

            (a) This Agreement has been duly authorized, executed and delivered by Banknorth Funds and is valid and binding on the Acquired Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Banknorth Funds' Declaration of Trust or By-Laws or any agreement or arrangement to which the Acquired Fund is a part or by which it is bound;

            (b) Banknorth Funds is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is a duly established and designated series of Banknorth Funds;

            (c) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

            (d) On the Exchange Date, Banknorth Funds will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

      3.    Representations   and   Warranties  of  the  Acquiring   Fund.   The
            -------------------------------------------------------------
      Acquiring  Fund  represents  and  warrants for the benefit of the Acquired
      Fund, as follows:

            (a) This Agreement has been duly authorized, executed and delivered by Banknorth Funds and is valid and binding on the Acquiring Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Banknorth Funds' Declaration of Trust or By-Laws or any agreement or arrangement to which the Acquiring Fund is a part or by which it is bound;

              (b) Banknorth Funds is duly  registered as an open-end  management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is a duly established and designated series of Banknorth Funds;

            (c) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

            (d) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4.    Acquiring   Fund's   Conditions   Precedent.   The   obligations  of
            -------------------------------------------
Banknorth Funds hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

            (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

            (b) As of the Exchange Date, all representations and warranties made in this Agreement on behalf of the Acquired Fund shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Declaration of Trust and By-Laws of Banknorth Funds

            (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before August 31, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before August 31, 2001 and in the period from said date to and including the Exchange Date.

      5. Acquired Fund's Conditions Precedent. The obligations of Banknorth Funds hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    Mutual Conditions  Precedent.  The obligations of both the Acquiring
            ----------------------------
Fund and the Acquired Fund hereunder shall be subject to the following conditions:

            (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

(b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code.

(e) At or before the Exchange Date, Banknorth Funds shall have received an Exemptive Order from the Securities and Exchange Commission (the "Commission") pursuant to Section 17(b) of the 1940 Act exempting the transactions contemplated hereby from Section 17(a) of the 1940 Act.

(f) At or before the Exchange Date, a registration statement on Form N-14 relating the Acquiring Fund shall have become effective with the Commission.

      Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

      7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Trustees at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Trustees, make proceeding with this Agreement inadvisable.

      If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Banknorth Funds, in respect of this Agreement.

      8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Trustees, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Trustees, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

      9.    No  Survival of  Representations.  None of the  representations  and
            --------------------------------
warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

      12.   Counterparts.  This Agreement may be executed in counterparts,  each
            ------------
of which, when executed and delivered, shall be deemed to be an original.

      IN WITNESS WHEREOF, Banknorth Funds has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.


                                    BANKNORTH FUNDS
                                    on behalf of its portfolio,
                                    Banknorth Large Cap Core Fund




                                    John W. McGonigle, Secretary


                                    BANKNORTH FUNDS
                                    on behalf of its portfolio,
                                    Banknorth Large Cap Value Fund




                                     John W. McGonigle, Secretary






                      STATEMENT OF ADDITIONAL INFORMATION
                                  July 4, 2002


                          Acquisition of the assets of

                         BANKNORTH LARGE CAP VALUE FUND
                        BANKNORTH LARGE CAP GROWTH FUND
                          portfolios of Banknorth Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-341-7400

                        By and in exchange for Shares of

                         BANKNORTH LARGE CAP CORE FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-341-7400


      This Statement of Additional Information dated July 4, 2002, is not a prospectus. A Prospectus/Proxy Statement dated July 4, 2002, related to the above-referenced matter may be obtained from Banknorth Funds, on behalf of Banknorth Large Cap Core Fund, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                               TABLE OF CONTENTS


1. Statement of Additional Information of Banknorth Large Cap Core Fund, Banknorth Large Cap Value Fund and Banknorth Large Cap Growth Fund, portfolios of Banknorth Funds, dated October 31, 2001.

2. Financial Statements of Banknorth Large Cap Core Fund, Banknorth Large Cap Value Fund and Banknorth Large Cap Growth Fund, portfolios of Banknorth Funds, dated August 31, 2001.

3. Unaudited Financial Statements of Banknorth Large Cap Core Fund, Banknorth Large Cap Value Fund and Banknorth Large Cap Growth Fund, portfolios of Banknorth Funds, dated February 28, 2001.

4. Pro Forma Financial Information for the acquisition of Banknorth Large Cap Growth Fund and Banknorth Large Cap Value Fund by Banknorth Large Cap Core Fund.

                     INFORMATION INCORPORATED BY REFERENCE


      1. The Statement of Additional Information of Banknorth Large Cap Core Fund (the "Core Fund"), Banknorth Large Cap Value Fund (the "Value Fund") and Banknorth Large Cap Growth Fund (the "Growth Fund"), portfolios of Banknorth Funds (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File No. 811-10021) which was filed with the Securities and Exchange Commission on or about October 29, 2001. A copy may be obtained from the Trust at Banknorth Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. Telephone Number:
1-800-341-7400.

      2. The audited financial statements of the Core Fund, Value Fund and Growth Fund, dated August 31, 2001, are incorporated by reference to the Annual Report to Shareholders of the Core Fund, Value Fund and Growth Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 29, 2001.

      3. The unaudited financial statements of the Core Fund, Value Fund and Growth Fund, dated February 28, 2002, are incorporated by reference to the Semi-Annual Report to Shareholders of the Core Fund, Value Fund and Growth Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 25, 2002.

      4. The Pro Forma Financial Information for the acquisition of Banknorth Large Cap Growth Fund and Banknorth Large Cap Value Fund by Banknorth Large Cap Core Fund, date February 28, 2002, is included herein.



BANKNORTH FUNDS
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 2002

                                            Pro
   Banknorth       Banknorth   Banknorth    Forma                         Banknorth    Banknorth   Banknorth     Pro Forma

   Large Cap       Large Cap   Large Cap    Combined                      Large Cap    Large Cap   Large Cap     Combined
                   Growth      Value                                                   Growth
   Core Fund       Fund        Fund         Fund                          Core Fund    Fund        Value Fund    Fund
 --------------------------------------------------                     -----------------------------------------------------
   Shares          Shares      Shares       Shares   Security              Market       Market      Market        Market
                                                     Description          Value        Value       Value         Value

                                                     Common Stock         95.6%        97.6%       94.2%         95.5%


  Apparel & Other Fabric
  Products                                                                1.2%         0.0%        0.0%          0.4%

                                                     Jones Apparel
   18,000             -           -         18,000   Group, Inc. +        641,880      -           -             641,880
                                                                        -----------------------------------------------------

  Building
  Construction                                                            2.2%         0.0%        0.0%          0.8%


   20,000             -           -         20,000   Centex Corp.         1,168,800    -           -             1,168,800
                                                                        -----------------------------------------------------


  Building
  Materials                                                               2.1%         4.3%        0.0%          1.8%


   22,500          30,000         -         52,500   Home Depot, Inc.     1,125,000    1,500,000   -             2,625,000
                                                                        -----------------------------------------------------

  Business
  Services                                                                6.6%         12.7%       2.8%          6.5%

                                                     Automatic Data
   15,000          32,850         -         47,850   Processing, Inc.     790,650      1,731,524   -             2,522,174

                                                     Computer Sciences
      -               -        36,600       36,600   Corp. +              -            -           1,738,866     1,738,866


   -               15,000      -            15,000   Concord EFS, Inc. +  -            450,450     -             450,450

                                                     Electronic Data
   16,000          -           -            16,000   Systems Corp.        944,480      -           -             944,480


      -            12,000      -            12,000   First Data Corp.     -            978,240     -             978,240


   30,000          22,212      -            52,212   Microsoft Corp. +    1,750,200    1,295,848   -             3,046,048
                                                                                                 -            --
                                                                        -----------------------------------------------------


                                                                          3,485,330    4,456,062   1,738,866     9,680,258
                                                                        -----------------------------------------------------

  Chemicals & Allied
  Products                                                                11.1%        13.9%       10.5%         11.5%

                                                     Abbott
   19,500          -           -            19,500   Laboratories         1,102,725    -           -             1,102,725

                                                     Air Products and
   24,000          10,000      50,000       84,000   Chemicals, Inc.      1,164,000    485,000     2,425,000     4,074,000


      -            30,000      -            30,000   Amgen, Inc.+         -            1,739,400   -             1,739,400

                                                     Colgate-Palmolive
   15,000          10,000      -            25,000   Co.                  839,700      559,800     -             1,399,500


      -            -           80,500       80,500   Dow Chemical Co.     -            -           2,518,040     2,518,040


   18,000          -           -            18,000   Ecolab, Inc.         842,940      -           -             842,940


   22,500          51,591      -            74,091   Pfizer, Inc.         921,600      2,113,167   -             3,034,767

                                                     Procter & Gamble
   11,800          -           17,500       29,300   Co.                  1,000,522    -           1,483,825     2,484,347
                                                                                     -           -            ---------------
                                                                        ---------------------------------------


                                                                          5,871,487    4,897,367   6,426,865     17,195,719
                                                                        -----------------------------------------------------

  Communications                                                          1.2%         5.2%        10.2%         5.9%


      -            10,000      -            10,000   Alltel Corp.         -            556,500     -             556,500


   17,000          -           75,000       92,000   BellSouth Corp.      658,920      -           2,907,000     3,565,920

                                                     Telefonica SA
      -            -           45,900       45,900   Sponsored ADR +      -            -           1,610,631     1,610,631
                                                     Verizon
                                                     Communications,
      -            27,060      38,000       65,060   Inc.                 -            1,266,408   1,778,400     3,044,808
                                                                        -----------------------------------------------------


                                                                          658,920      1,822,908   6,296,031     8,777,859
                                                                        -----------------------------------------------------

  Depository
  Institutions                                                            6.0%         6.5%        19.2%         11.5%

                                                     Bank of America
      -            -           30,000       30,000   Corp.                -            -           1,918,500     1,918,500

                                                     The Bank of New
      -            14,000      -            14,000   York Company, Inc.   -            526,960     -             526,960
                                                     BB&T Corp.

      -            -           100,000      100,000                       -            -           3,701,000     3,701,000


   26,000          29,333      -            55,333   Citigroup, Inc.      1,176,500    1,327,318   -             2,503,818

                                                     North Fork
    -              -           70,000       70,000   Bancorporation Inc.  -            -           2,420,600     2,420,600

                                                     Silicon Valley
      -            15,000      -            15,000   Bancshares           -            416,400     -             416,400

                                                     Suntrust Banks,
      -            -           60,000       60,000   Inc.                 -            -           3,767,400     3,767,400

                                                     Washington Mutual,
   32,000          -           -            32,000   Inc.                 1,040,960    -           -             1,040,960


   20,000          -           -            20,000   Wells Fargo & Co.    938,000      -           -             938,000
                                                                                     -           -
                                                                        -----------------------------------------------------


                                                                          3,155,460    2,270,678   11,807,500    17,233,638
                                                                        -----------------------------------------------------

  Electric, Gas & Sanitary
  Services                                                                0.0%         0.0%        4.6%          1.9%

                                                     Dominion
      -            -           48,400       48,400   Resources, Inc.      -            -           2,820,752     2,820,752
                                                                        -----------------------------------------------------


                                                                          -            -           2,820,752     2,820,752
                                                                        -----------------------------------------------------

  Electronic & Other
  Electrical Equipment
     & Components, Except
  Computer Equipment                                                      7.4%         10.4%       3.2%          6.4%

                                                     American Power
   64,000          -           -            64,000   Conversion Corp. +   837,760      -           -             837,760

                                                     Analog Devices,
      -            20,400      -            20,400   Inc.+                -            759,084     -             759,084


   24,000          -           -            24,000   Autodesk, Inc.       1,060,080    -           -             1,060,080
                                                     Intel Corp.

   50,000          52,352      69,000       171,352                       1,429,000    1,496,220   1,972,020     4,897,240

                                                     Nokia Corp.
      -            25,300      -            25,300   Sponsored ADR +      -            525,481     -             525,481

                                                     Texas Instruments,
   20,000          30,000      -            50,000   Inc.                 587,000      880,500     -             1,467,500
                                                                                     -           -            --
                                                                        -----------------------------------------------------


                                                                          3,913,840    3,661,285   1,972,020     9,547,145
                                                                        -----------------------------------------------------


  Food & Kindred
  Products                                                                5.3%         2.2%        0.0%          2.4%

                                                     Anheuser Busch
   16,000          -           -            16,000   Companies, Inc.      813,600      -           -             813,600


   20,000          -           -            20,000   McCormick & Co.      980,000      -           -             980,000


   20,000          15,000      -            35,000   PepsiCo, Inc.        1,010,000    757,500     -             1,767,500
                                                                        ----------------------------------------
                                                                                                               --------------


                                                                          2,803,600    757,500     -             3,561,100
                                                                        -----------------------------------------------------

  Furniture &
  Fixtures                                                                0.0%         0.0%        4.6%          1.9%

                                                     Johnson Controls,
      -            -           31,500       31,500   Inc.                 -            -           2,795,940     2,795,940
                                                                        -----------------------------------------------------

  General Merchandise Stores                                              2.1%         4.0%        0.0%          1.7%


   27,000          15,000      -            42,000   Target Corp.         1,131,300    628,500     -             1,759,800


      -            20,000      -            20,000   TJX Cos., Inc.       -            759,400     -             759,400
                                                                                     -           ---------------
                                                                        --------------------------             --------------


                                                                          1,131,300    1,387,900   -             2,519,200
                                                                        -----------------------------------------------------

  Health
  Services                                                                3.2%         1.7%        0.0%          1.5%

                                                     Cardinal Health,
   12,000          -           -            12,000   Inc.                 793,080      -           -             793,080

                                                     Health Management
   50,000          -           -            50,000   Associates, Inc. +   882,500      -           -             882,500

                                                     UnitedHealth
      -            8,000       -            8,000    Group, Inc.          -            579,920     -             579,920
                                                                        ----------------------------------------
                                                                                                               --------------


                                                                          1,675,580    579,920     -             2,255,500
                                                                        -----------------------------------------------------

  Home Furniture,
  Furnishings
     &
  Equipment
  Stores                                                                  1.9%         0.0%        0.0%          0.7%

                                                     Mohawk Industries,
   16,000          -           -            16,000   Inc. +               1,006,880    -           -             1,006,880
                                                                        -----------------------------------------------------

  Industrial & Commercial
  Machinery
     & Computer
  Equipment                                                               4.5%         5.0%        0.0%          2.8%

                                                     Applied Materials,
   17,000          -           -            17,000   Inc. +               738,990      -           -             738,990

                                                     Cisco Systems,
   52,500          43,720      -            96,220   Inc.+                749,175      623,884     -             1,373,059


   9,250           11,600      -            20,850   IBM Corp.            907,610      1,138,192   -             2,045,802
                                                                        -----------------------------------------------------


                                                                          2,395,775    1,762,076   -             4,157,851
                                                                        -----------------------------------------------------

  Insurance Agents, Brokers
  & Service                                                               2.0%         0.0%        0.0%          0.7%

                                                     Marsh & McLennan
   10,000          -           -            10,000   Companies, Inc.      1,055,500    -           -             1,055,500
                                                                        -----------------------------------------------------

  Insurance
  Carriers                                                                3.5%         4.2%        5.5%          4.5%


      -            -           44,900       44,900   Ace, Ltd.            -            -           1,971,110     1,971,110
                                                     American
                                                     International
   15,000          20,000      -            35,000   Group, Inc.          1,109,550    1,479,400   -             2,588,950

                                                     Jefferson Pilot
   15,000          -           -            15,000   Corp.                758,550      -           -             758,550

                                                     St. Paul Cos.,
      -            -           28,500       28,500   Inc.                 -            -           1,393,650     1,393,650
                                                                        -----------------------------------------------------


                                                                          1,868,100    1,479,400   3,364,760     6,712,260
                                                                        -----------------------------------------------------

  Measuring, Analyzing, & Controlling
  Instruments;
     Photographic, Medical &
  Optical Goods                                                           7.5%         3.1%        7.8%          6.6%
                                                     Baxter
                                                     International,
      -            -           44,100       44,100   Inc.                 -            -           2,446,668     2,446,668

                                                     Becton, Dickinson
      -            -           63,550       63,550   and Co.              -            -           2,331,650     2,331,650


   15,000          -           -            15,000   Danaher Corp.        1,008,450    -           -             1,008,450

                                                     Illinois Tool
   15,000          -           -            15,000   Works, Inc.          1,103,400    -           -             1,103,400


   21,000          24,300      -            45,300   Medtronic, Inc.      935,340      1,082,322   -             2,017,662


   15,000          -           -            15,000   Stryker Corp.        922,500      -           -             922,500
                                                                                     -           -            ---------------
                                                                        ---------------------------------------


                                                                          3,969,690    1,082,322   4,778,318     9,830,330
                                                                        -----------------------------------------------------

  Miscellaneous
  Retail                                                                  2.2%         5.1%        0.0%          2.0%


   -               10,000      -            10,000   Kohl's Corp.+        -            676,700     -             676,700
                                                     Staples, Inc. +

   58,000          57,500      -            115,500                       1,140,860    1,131,025   -             2,271,885
                                                                        -----------------------------------------------------


                                                                          1,140,860    1,807,725   -             2,948,585
                                                                        -----------------------------------------------------


  Nondepository Credit
  Institutions                                                            3.9%         5.3%        5.5%          4.9%

                                                     Federal National
   12,925          17,000      43,000       72,925   Mortgage Assn.       1,011,381    1,330,250   3,364,750     5,706,381


   30,000          15,000      -            45,000   MBNA Corp.           1,040,400    520,200     -             1,560,600
                                                                                     -           -            ---------------
                                                                        ---------------------------------------


                                                                          2,051,781    1,850,450   3,364,750     7,266,981
                                                                        -----------------------------------------------------


  Oil & Gas
  Extraction                                                              2.0%         3.6%        0.0%          1.5%

                                                     Anadarko Petroleum
   20,000          10,000      -            30,000   Corp.                1,042,000    521,000     -             1,563,000


   -               12,500      -            12,500   Schlumberger Ltd.    -            727,625     -             727,625
                                                                                     -           ----------------------------
                                                                        --------------------------


                                                                          1,042,000    1,248,625   -             2,290,625
                                                                        -----------------------------------------------------

  Paper & Allied
  Products                                                                1.9%         0.0%        2.0%          1.5%

                                                     Bemis Company,
   18,000          -           -            18,000   Inc.                 1,025,280    -           -             1,025,280

                                                     Kimberly-Clark
   -               -           20,000       20,000   Corp.                -            -           1,252,000     1,252,000
                                                                                     -------------            ---------------
                                                                        --------------           --------------


                                                                          1,025,280    -           1,252,000     2,277,280
                                                                        -----------------------------------------------------

  Petroleum Refining &
  Related Industries                                                      2.3%         2.1%        9.0%          5.0%


   -               -           58,000       58,000   BP Amoco PLC ADR     -            -           2,873,900     2,873,900
                                                     Exxon Mobil Corp.

   29,400          18,000      64,400       111,800                       1,214,220    743,400     2,659,720     4,617,340
                                                                        -----------------------------------------------------


                                                                          1,214,220    743,400     5,533,620     7,491,240
                                                                        -----------------------------------------------------

  Printing, Publishing &
  Allied Industries                                                       4.1%         0.0%        0.0%          1.4%


   30,000          -           -            30,000   Banta Corp.          1,001,400    -           -             1,001,400

                                                     Gannett Company,
   15,000          -           -            15,000   Inc.                 1,142,700    -           -             1,142,700
                                                                                     --------------------------
                                                                        --------------                        ---------------


                                                                          2,144,100    -           -             2,144,100
                                                                        -----------------------------------------------------


  Transportation
  by Air                                                                  2.7%         2.5%        0.0%          1.5%


   25,000          15,000      -            40,000   Fedex Corp. +        1,446,500    867,900     -             2,314,400
                                                                        -----------------------------------------------------

  Transportation Equipment                                                0.0%         0.0%        4.3%          1.8%
                                                     Honeywell
                                                     International,
   -               -           70,000       70,000   Inc.                 -            -           2,668,400     2,668,400
                                                                        -----------------------------------------------------

  Water
  Transportation                                                          2.0%         0.0%        5.0%          2.7%
                                                     Carnival Corp.

   39,000          -           111,500      150,500                       1,064,310    -           3,042,835     4,107,145
                                                                        -----------------------------------------------------

  Wholesale Trade - Durable
  Goods                                                                   2.5%         6.0%        0.0%          2.3%


   22,000          34,634      -            56,634   Johnson & Johnson    1,339,800    2,109,211   -             3,449,011
                                                                        -----------------------------------------------------

  Wholesale Trade -
  Nondurable Goods                                                        4.0%         0.0%        0.0%          1.4%

                                                     Express Scripts,
   17,500          -           -            17,500   Inc. +               905,975      -           -             905,975


   40,000          -           -            40,000   Sysco Corp.          1,182,800    -           -             1,182,800
                                                                                     ----------------------------------------
                                                                        --------------


                                                                          2,088,775    -           -             2,088,775
                                                                        -----------------------------------------------------


   Total Common Stock (Cost
  $97,767,595)                                                            50,484,768   34,284,729  57,862,657    142,632,154
                                                                        -----------------------------------------------------

  Short-Term
  Investments                                                             4.4%         2.4%        0.8%          2.5%
                                                     Forum Daily Assets
                                                   24Treasury
   1,018,627       844,990     521,607      2,385,2  Obligations          1,018,627    844,990     521,607       2,385,224
                                                     Deutsche Money
                                                     Market Fund
   864,916         -           -            864,916                       864,916      -           -             864,916
                                                     Forum Daily Assets
                                                     Government
                                                     Obligations                       -
   414,277         -           -            414,277  Fund                 414,277                  -             414,277
                                                                        -----------------------------------------------------


                                                                          2,297,820    844,990     521,607       3,664,417
                                                                        -----------------------------------------------------

                                                                          100.0%       100.0%      95.05%        97.95%
  Total
  Investments -
  Costs                                                                   42,056,145   27,901,495  31,474,372    101,432,012
                                                                                                   $58,384,264
  Total Investments (100.0%)                                              $52,782,588  $35,129,719               $146,296,571

  +  Non-income producing
  security.



                                                     Net Assets           52,804,723   35,126,841  61,425,524    149,357,088
                                                     Stock As % of NA     95.6%        97.6%       94.2%         95.5%
                                                     Stock As % of
                                                     Total Inv.           95.6%        97.6%       99.1%         97.5%




                                BANKNORTH FUNDS
           PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2002

                         Banknorth         Banknorth         Banknorth                      Pro Forma
                         Large Cap         Large Cap         Large Cap      Pro Forma       Combined
                         Core Fund         Growth Fund       Value Fund     Adjustments     Fund
                       ----------------- ------------------------------------------------------------------

Assets
   Total   investments,
at value
(Cost      $42,056,145,
$27,901,495
and        $31,474,372,                                       $
respectively)             $52,782,588       $35,129,719      58,384,264                      $146,296,571
   Interest, dividends
and other receivables    41,885            33,723            141,726                        217,334
   Receivable       for
securities sold             -                 -              3,003,057                      3,003,057
   Receivable  for fund
shares sold              91,117            2,406             32,785                         126,308
   Prepaid expenses      15,829               -                 -                           15,829
                       ----------------- ------------------------------------------------------------------
      Total Assets       52,931,419        35,165,848        61,561,832                     149,659,099
                       ----------------- ------------------------------------------------------------------

Liabilities
   Payable   for   fund
shares redeemed          78,207               -              75,600                         153,807
   Payable to  transfer
agent                    1,018             1,917             2,029                          4,964
   Payable           to
custodian                2,020             1,740             2,090                          5,850
   Payable           to
shareholder     service
agent                    7,999             5,553             9,377                          22,929
   Payable           to
administrator            5,999             4,165             7,033                          17,197
   Payable           to
investment adviser       29,996            20,824            35,165                         85,985
   Accrued     expenses
and other liabilities    1,457             4,808             5,014                          11,279
                       ----------------- ------------------------------------------------------------------
      Total Liabilities  126,696           39,007            136,308                        302,011
                       ----------------- ------------------------------------------------------------------


Net Assets                $52,804,723       $35,126,841      $61,425,524                     $149,357,088
                       ================= ==================================================================

Components    Of    Net
Assets
                                                              $                              $
     Paid-in capital      $ 43,181,441      $31,436,918      33,405,580                     108,023,939
     Undistributed  net
investment       income
(loss)                    (70,016)         (113,201)         95,593                          (87,624)
     Unrealized
appreciation         on
investments              10,726,443        7,228,224         26,909,892                     44,864,559
     Accumulated    net
realized gain (loss)      (1,033,145)       (3,425,100)      1,014,459                       (3,443,786)
                       ----------------- ------------------------------------------------------------------
Net Assets                $52,804,723       $35,126,841                                      $
                                                             $61,425,524                    149,357,088
                       ================= ==================================================================

Shares  Of   Beneficial                                                      (2,891,540)    16,344,132
Interest                 5,780,416         5,335,432         8,119,824                  (a)
                       ================= ==================================================================

Net  Asset  Value,  and
Redemption   Price  Per
Share                     $9.14             $6.58             $ 7.56                         $9.14
                       ================= ==================================================================

Offering    Price   Per
Share       (NAV      /
(1-Maximum        Sales
Load))                    $9.67             $6.96             $ 8.00                         $9.67
                       ================= ==================================================================

Maximum Sales Load       5.50%             5.50%             5.50%                          5.50%
                       ================= ==================================================================

(a) Reflects the reduction of shares outstanding due to the Reorganization.

See Notes to Pro Forma Financial Statements



BANKNORTH FUNDS
STATEMENT OF OPERATIONS (UNAUDITED)
PRO FORMA FOR THE PERIOD MARCH 1, 2001 TO FEBRUARY 28, 2002

                           Banknorth    Banknorth      Banknorth                        Pro Forma
                           Large Cap    Large Cap      Large Cap       Pro Forma        Combined
                           Core Fund   Growth Fund     Value Fund     Adjustments         Fund
                         ------------------------------------------- --------------- ----------------

INVESTMENT INCOME
Interest income           $ 64,642     $13,458        $  27,749                       $ 105,849
Dividend income          436,578      347,126        1,896,617                       2,680,321
                         ------------------------------------------- --------------- ----------------
Total Investment Income  501,220      360,584        1,924,366                       2,786,170
                         ------------------------------------------- --------------- ----------------

EXPENSES
Investment Advisory      347,335      334,908        692,880                         1,375,123
Administrator            73,938       74,629         138,576          (12,118)     (a275,025
Shareholder Servicing    115,778      111,636        230,961                         458,375
Transfer Agent           32,178       27,916         30,084           (36,000)     (b54,178
Custody                  10,836       11,217         16,494           (10,000)     (b28,547
Accountant               28,509       27,422         56,606           (37,499)     (b75,038
Audit                    14,743       11,200         11,200           (25,943)     (b11,200
Legal                    1,690        597            1,578                           3,865
Distribution             115,778      111,636        230,961                         458,375
Reporting                9,408        5,187          7,982                           22,577
Compliance               41,620       35,946         40,998           (97,209)     (b21,355
Miscellaneous            5,075        6,614          7,325                           19,014
                         ------------------------------------------- --------------- ----------------
Total Expenses           796,888      758,908        1,465,645        (218,769)      2,802,672
Fees waived               (143,405)   (141,111)      (275,352)       12,118        (a)(547,750)
                         ------------------------------------------- --------------- ----------------
Net Expenses             653,483      617,797        1,190,293        (206,651)      2,254,922
                         ------------------------------------------- --------------- ----------------
NET INVESTMENT INCOME                  257,213)       34,073                          24,597
(LOSS)                    (152,263)   (              7                               3
                         ------------------------------------------- --------------- ----------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON
INVESTMENTS
Net realized gain                      5,072,422)     ,641,169
(loss) on investments     (1,472,908) (              5                                (904,161)
Net change in
unrealized appreciation
(depreciation)
on investments            (760,211)   (1,829,956)    (21,647,258)                     (24,237,425)
                         ------------------------------------------- --------------- ----------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON
INVESTMENTS               (2,233,119) (6,902,378)    (16,006,089)                     (25,141,586)
                         ------------------------------------------- --------------- ----------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM                         (7,159,591)
OPERATIONS                (2,385,382) $               $(15,272,016)   $  206,651      $ (24,610,338)
                         =========================================== =============== ================


(a) Reflects adjustments to administrator fee and waivers based on the surviving Fund's revised fee schedule.

(b) Reduction reflects expected benefit from combined funds.

See Notes to Pro Forma Financial Statements.


                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)


1.    BASIS OF COMBINATION:

      The Pro Forma Combining the Schedule of Investments, Statement of Assets and Liabilities and
Statement of Operations ("Pro Forma Statements") reflect the accounts of Banknorth Large Cap Core Fund ("Core Fund"), Banknorth Large Cap Growth Fund ("Growth Fund") and Banknorth Large Cap Value Fund ("Value Fund") as if the proposed reorganization occurred as of and for the twelve-months ended February 28, 2002.

      The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Growth Fund and Value Fund in exchange for shares in Core Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.    SHARES OF BENEFICIAL INTEREST:

      Under the proposed reorganization, each shareholder of Growth Fund and Value Fund would receive shares of Core Fund with a value equal to their holding in their funds. Therefore, as a result of the proposed reorganization, current shareholders of Growth Fund and Value Fund will become shareholders of Core Fund.

      The Pro Forma net asset value per share assumes the issuance of additional shares of Core
Fund, which would have been issued on February 28, 2002 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the February 28, 2002 net assets of Growth Fund and Value Fund, and the net asset value per share of the Core Fund.

3.    PRO FORMA OPERATIONS:

      The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for Core Fund at the combined level of average net assets for the twelve-months ended February 28, 2002.

BANKNORTH FUNDS

Banknorth Large Cap Value Fund
Banknorth Large Cap Growth Fund



Investment Adviser
BANKNORTH INVESTMENT ADVISORS
111 Main Street
Burlington, VT 05401

Distributor
EDGEWOOD SERVICES, INC.
5800 Corporate Drive
Pittsburgh, PA 15237-7002

Administrator
FEDERATED SERVICES COMPANY
1001 Liberty Avenue
Pittsburgh, PA 15222-3779






PART C.      OTHER INFORMATION.

Item 15.  Indemnification:

            Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

            Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made
(i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1     Conformed copy of Declaration of Trust of the Registrant;(1)
1.1   Conformed copy of Certificate of Trust of the Registrant;(1)
2     Copy of By-Laws of the Registrant;(1)
3     Not Applicable
4 Forms of Agreements and Plans of Reorganization are included as Exhibits A and B to the Combined Proxy Statement and Prospectus of the Registration Statement*
5     Not Applicable
6     Conformed copy of Investment Advisory Contract of the Registrant;(3)
6.1 Conformed copy of Exhibit A to Investment Advisory Contract of the Registrant;(3)
7     Conformed copy of Distributor's Contract of the Registrant;(2)
7.1 Conformed copy of Amendment to the Distributor's Contract of the Registrant;(3)
7.2   Conformed copy of 12b-1 Letter Agreement;(2)
8     Not Applicable;
9     Conformed copy of Custodian Agreement of the Registrant;(2)
10    Copy of Distribution Plan;(2)
10.1  Copy of Mutual Funds Sales and Service Agreement;(2)
11 Form of Opinion and Consent of Counsel regarding the legality of shares being issued;*
12 Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by post-effective amendment);
13    Conformed copy of Agreement for Administrative and Transfer Agency
      Services;(2)
13.1 Conformed copy of Amendment to Agreement for Administrative and Transfer Agency Services;(3)
13.2  Conformed copy of Shareholder Services Agreement of the Registrant;(2)
13.3  Conformed copy of Shareholder Services Agreement Letter Agreement; (2)
13.4 Conformed copy of Fund Accounting and Financial Sub-Administration Agreement; (2)
14 Conformed copy of consent of Independent Auditors of the Registrant, Deloitte & Touche LLP (to be filed by pre-effective amendment);
15    Not Applicable;
16    Conformed copy of Power of Attorney;(3)
17    Form of Proxy of Banknorth Large Cap Growth Fund.*
17.1  Form of Proxy of Banknorth Large Cap Value Fund.*
      ......
*     Filed electronically
1 Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 17, 2000 (File Nos. 333-41562 and 811-10021).
2 Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed September 19, 2000 (File Nos. 333-41562 and 811-10021).
3 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed October 31, 2001 (File Nos. 333-41562 and 811-10021).

Item 17.  Undertakings.

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

            (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

            [Signatures Next Page]


                                   SIGNATURES


    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on June 4, 2002.


                                BANKNORTH FUNDS


                                                      By: /s/ Gail C. Jones
                                                      Name: Gail C. Jones
                                                      Title: Assistant Secretary
                                                      Attorney-In-Fact for John
                                                      F. Donahue
                                                      June 4, 2002

                  [Signatures Continued Next Page]

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           NAME                       TITLE                      DATE

   /s/ Gail C. Jones        Assistant Secretary and   June 4, 2002
------------------------
Gail C. Jones               Attorney-In-Fact for the
                            Persons Listed Below
                            Chairman and Trustee
------------------------
John F. Donahue*            (Chief Executive Officer)

                            President and Trustee
------------------------
J. Christopher Donahue*

                            Treasurer
------------------------
Richard J. Thomas*          (Principal Financial and
                            Accounting Officer)
                            Chief Investment Officer
------------------------
J. Thomas Madden*

                            Trustee
------------------------
Thomas G. Bigley*

                            Trustee
------------------------
John T. Conroy, Jr.*

                            Trustee
------------------------
Nicholas P. Constantakis*

                            Trustee
------------------------
John F. Cunningham*

                            Trustee
------------------------
Lawrence D. Ellis, M.D.*

                            Trustee
------------------------
Peter E. Madden*

                            Trustee
------------------------
Charles F. Mansfield, Jr.*

                            Trustee
------------------------
John E. Murray, Jr., J.D.,
S.J.D.*

                            Trustee
------------------------
Marjorie P. Smuts*

                            Trustee
------------------------
John S. Walsh*


* By Power of Attorney






--------